Deferred Taxation - Unused Tax Losses (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Unused tax losses	¥ 701,644	$ 107,532	¥ 293,517